VictoryShares Municipal High Yield ETF Annual Fund Operating Expenses - VictoryShares Municipal High Yield ETF	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027,
VictoryShares Municipal High Yield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	0.34%	[1]

[1]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2027, so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.34%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.